Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
April 30, 2026
FVD-NPRT3-0626
1.800366.122
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 1.7%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	299,533	17,720,375
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd (United States)	206,264	27,643,502
Parex Resources Inc	409,793	8,634,207
TOTAL ENERGY		36,277,709
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd (United States)	149,325	11,348,700
TOTAL CANADA		65,346,784
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	24,263	12,854,188
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	82,400	32,635,344
UNITED KINGDOM - 5.2%
Consumer Staples - 1.9%
Beverages - 0.6%
Diageo PLC	1,104,871	22,339,816
Personal Care Products - 0.5%
Unilever PLC ADR	316,500	18,667,170
Tobacco - 0.8%
British American Tobacco PLC ADR	526,500	30,958,200
TOTAL CONSUMER STAPLES		71,965,186
Health Care - 2.9%
Pharmaceuticals - 2.9%
Astrazeneca PLC (United States)	301,110	56,418,981
GSK PLC ADR	1,039,260	54,363,690
TOTAL HEALTH CARE		110,782,671
Utilities - 0.4%
Multi-Utilities - 0.4%
National Grid PLC	812,027	14,535,757
TOTAL UNITED KINGDOM		197,283,614
UNITED STATES - 90.7%
Communication Services - 9.2%
Entertainment - 2.0%
Walt Disney Co/The	456,066	47,316,848
Warner Bros Discovery Inc (a)	1,087,000	29,403,350
		76,720,198
Interactive Media & Services - 6.9%
Alphabet Inc Class A	449,970	173,148,456
Alphabet Inc Class C	186,496	71,230,282
Meta Platforms Inc Class A	25,613	15,672,851
		260,051,589
Media - 0.3%
Omnicom Group Inc	159,700	12,252,184
TOTAL COMMUNICATION SERVICES		349,023,971
Consumer Discretionary - 8.5%
Broadline Retail - 3.9%
Amazon.com Inc (a)	561,699	148,883,937
Diversified Consumer Services - 0.6%
H&R Block Inc	721,971	22,908,140
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	44,200	15,002,364
Household Durables - 0.6%
Mohawk Industries Inc (a)	105,031	11,087,073
Taylor Morrison Home Corp (a)	53,099	3,225,233
Toll Brothers Inc	68,171	9,689,826
		24,002,132
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	57,301	4,890,640
AutoNation Inc (a)	32,200	6,838,636
Group 1 Automotive Inc	14,200	5,067,554
Lithia Motors Inc	28,600	8,297,432
Lowe's Cos Inc	109,615	26,174,966
Murphy USA Inc	13,944	8,199,072
Ross Stores Inc	164,217	37,406,991
		96,875,291
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (a)	11,189	1,540,724
PVH Corp	135,100	12,353,544
		13,894,268
TOTAL CONSUMER DISCRETIONARY		321,566,132
Consumer Staples - 7.1%
Beverages - 1.9%
Constellation Brands Inc Class A	88,700	13,888,646
Keurig Dr Pepper Inc	2,027,735	59,615,409
		73,504,055
Consumer Staples Distribution & Retail - 1.8%
Kroger Co/The	215,031	14,637,160
Sprouts Farmers Market Inc (a)	200,900	16,443,665
Target Corp	167,164	21,689,529
US Foods Holding Corp (a)	153,091	14,312,478
		67,082,832
Food Products - 1.0%
Mondelez International Inc	619,944	38,089,359
Household Products - 2.4%
Colgate-Palmolive Co	283,200	24,173,952
Kimberly-Clark Corp	114,200	11,240,706
Procter & Gamble Co/The	379,087	55,759,907
		91,174,565
TOTAL CONSUMER STAPLES		269,850,811
Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
ConocoPhillips	493,190	62,033,438
Exxon Mobil Corp	908,999	140,285,816
Shell PLC ADR	815,244	73,918,173
TOTAL ENERGY		276,237,427
Financials - 21.0%
Banks - 8.0%
Bank of America Corp	1,782,931	95,315,492
M&T Bank Corp	237,291	51,878,931
PNC Financial Services Group Inc/The	273,816	61,060,969
US Bancorp	581,237	32,932,888
Wells Fargo & Co	725,702	59,674,475
		300,862,755
Capital Markets - 3.3%
Bank of New York Mellon Corp/The	188,830	25,373,087
Charles Schwab Corp/The	413,800	37,920,632
Northern Trust Corp	373,743	62,168,411
		125,462,130
Consumer Finance - 1.0%
Capital One Financial Corp	192,440	36,813,772
Financial Services - 1.9%
Berkshire Hathaway Inc Class B (a)	27,494	13,021,158
Fiserv Inc (a)	125,000	7,831,250
Global Payments Inc	170,900	12,297,964
Sycamore Partners LLC rights (a)(b)	5,855,570	3,162,008
Visa Inc Class A	111,992	36,939,441
		73,251,821
Insurance - 6.3%
Chubb Ltd	235,714	77,078,478
Fidelity National Financial Inc	187,200	9,790,560
Hartford Insurance Group Inc/The	183,517	25,106,961
Marsh & McLennan Cos Inc	188,700	31,646,877
Travelers Companies Inc/The	247,584	75,547,782
Willis Towers Watson PLC	70,948	18,176,878
		237,347,536
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	813,580	18,630,982
TOTAL FINANCIALS		792,368,996
Health Care - 9.3%
Biotechnology - 2.0%
Biogen Inc (a)	195,900	37,079,952
Gilead Sciences Inc	305,138	39,924,256
		77,004,208
Health Care Providers & Services - 3.9%
Cigna Group/The	129,647	37,672,825
CVS Health Corp	275,905	22,980,127
Elevance Health Inc	60,800	22,886,336
Henry Schein Inc (a)	167,900	12,523,661
UnitedHealth Group Inc	137,500	50,941,001
		147,003,950
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International Inc (a)	21,700	3,623,248
Thermo Fisher Scientific Inc	83,373	39,932,332
		43,555,580
Pharmaceuticals - 2.3%
Merck & Co Inc	730,631	79,770,293
Pfizer Inc rights (a)(b)	53,600	289,440
Viatris Inc	393,900	5,884,866
		85,944,599
TOTAL HEALTH CARE		353,508,337
Industrials - 13.6%
Aerospace & Defense - 0.7%
Textron Inc	289,980	27,826,481
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	142,956	25,990,830
Expeditors International of Washington Inc	78,400	11,594,576
FedEx Corp	143,023	57,682,606
United Parcel Service Inc Class B	370,235	40,281,568
		135,549,580
Electrical Equipment - 1.5%
Acuity Inc	77,500	22,457,175
Regal Rexnord Corp	153,261	32,955,713
		55,412,888
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings Inc	314,679	20,422,667
Werner Enterprises Inc	257,473	9,493,030
		29,915,697
Machinery - 4.8%
Allison Transmission Holdings Inc	233,944	31,430,377
Cummins Inc	38,044	25,527,904
Deere & Co	50,955	30,056,826
Dover Corp	100,589	22,774,355
Mueller Industries Inc	30,700	4,157,701
PACCAR Inc	103,600	12,307,680
Pentair PLC	345,441	27,880,543
Westinghouse Air Brake Technologies Corp	101,356	27,354,971
		181,490,357
Professional Services - 1.6%
ExlService Holdings Inc (a)	473,100	15,082,428
Leidos Holdings Inc	84,652	12,631,771
Maximus Inc	189,878	12,459,794
SS&C Technologies Holdings Inc	280,724	19,454,174
		59,628,167
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	61,422	16,443,284
Rush Enterprises Inc Class A	152,079	11,258,408
		27,701,692
TOTAL INDUSTRIALS		517,524,862
Information Technology - 9.0%
Communications Equipment - 2.3%
Cisco Systems Inc	960,053	87,844,850
IT Services - 0.8%
Accenture PLC Class A	88,406	15,799,036
GoDaddy Inc Class A (a)	163,156	14,160,309
		29,959,345
Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp (a)	594,500	56,168,360
Micron Technology Inc	133,966	69,281,857
QUALCOMM Inc	177,366	31,851,386
		157,301,603
Software - 1.8%
Gen Digital Inc	1,439,755	27,772,874
Intuit Inc	18,500	7,187,249
Salesforce Inc (c)	186,884	32,990,633
		67,950,756
TOTAL INFORMATION TECHNOLOGY		343,056,554
Materials - 3.7%
Chemicals - 1.4%
Cabot Corp	110,400	8,496,384
CF Industries Holdings Inc	60,787	7,549,745
Corteva Inc	328,600	26,619,887
Mosaic Co/The	479,423	11,156,173
		53,822,189
Construction Materials - 0.6%
CRH PLC	194,077	22,982,598
Containers & Packaging - 0.6%
Crown Holdings Inc	232,974	22,903,674
Metals & Mining - 1.1%
Newmont Corp	374,080	41,556,547
TOTAL MATERIALS		141,265,008
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	66,012	9,099,094
Utilities - 1.8%
Electric Utilities - 1.6%
Eversource Energy	380,848	26,925,954
PG&E Corp	1,866,845	31,026,964
		57,952,918
Gas Utilities - 0.2%
UGI Corp	258,712	9,336,916
TOTAL UTILITIES		67,289,834
TOTAL UNITED STATES		3,440,791,026
TOTAL COMMON STOCKS (Cost $2,789,411,872)		3,748,910,956

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	51,094,218	51,104,437
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	34,311,970	34,315,401
TOTAL MONEY MARKET FUNDS (Cost $85,419,838)			85,419,838

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,874,831,710)	3,834,330,794
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(39,295,010)
NET ASSETS - 100.0%	3,795,035,784

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,177,818	699,658,513	713,733,567	1,320,808	1,673	-	51,104,437	51,094,218	0.1%
Fidelity Securities Lending Cash Central Fund	27,575,100	295,255,343	288,512,943	72,824	(2,099)	-	34,315,401	34,311,970	0.1%
Total	92,752,918	994,913,856	1,002,246,510	1,393,632	(426)	-	85,419,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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